Selected quarterly financial results (unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Selected quarterly financial results (unaudited)
Selected quarterly financial results (unaudited)

	2012 Quarter [3]
(Dollars in millions except per share data)	1st	2nd	3rd	4th
Sales and revenues	$15,981	$17,374	$16,445	$16,075
Less: Revenues	(693)	(690)	(706)	(718)
Sales	15,288	16,684	15,739	15,357
Cost of goods sold	11,237	12,280	11,639	11,899
Gross margin	4,051	4,404	4,100	3,458
Profit [1,4]	$1,586	$1,699	$1,699	$697
Profit per common share [4]	$2.44	$2.60	$2.60	$1.07
Profit per common share–diluted [2,4]	$2.37	$2.54	$2.54	$1.04

	2011 Quarter [3]
	1st	2nd	3rd	4th
Sales and revenues	$12,949	$14,230	$15,716	$17,243
Less: Revenues	(672)	(695)	(693)	(686)
Sales	12,277	13,535	15,023	16,557
Cost of goods sold	9,057	10,303	11,455	12,763
Gross margin	3,220	3,232	3,568	3,794
Profit [1]	$1,225	$1,015	$1,141	$1,547
Profit per common share	$1.91	$1.57	$1.76	$2.39
Profit per common share–diluted [2]	$1.84	$1.52	$1.71	$2.32

[1]	Profit attributable to common stockholders.

[2]	Diluted by assumed exercise of stock-based compensation awards using the treasury stock method.

[3]	See Note 23 - Acquisitions and Note 25 - Divestitures and Assets held for sale for additional information.

[4]	The fourth quarter 2012 includes a goodwill impairment charge related to Siwei of $580 million.